INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 5,508	$ 0
Net Carrying Amount	92,473
Gross Carrying Amount	97,981	97,181
Total intangible assets	92,473	97,181
Licenses:
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		47,181
Accumulated Amortization		0
Net Carrying Amount		47,181
S-WAY Product and Platform license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,000	50,000
Accumulated Amortization	5,357	0
Net Carrying Amount	44,643	$ 50,000
FCPM License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47,181
Accumulated Amortization	0
Net Carrying Amount	47,181
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	800
Accumulated Amortization	151
Net Carrying Amount	$ 649